Consolidated Balance Sheets (Parentheticals) - $ / shares	Jul. 31, 2022	Jul. 31, 2021
Statement of Financial Position [Abstract]
Common stock, par value (in Dollars per share)	$ 1	$ 1
Common stock, shares authorized	5,000,000	5,000,000
Common stock, shares issued	2,178,297	2,178,297
Treasury stock, shares	162,517	162,517